Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Software and Software Development Costs [Member] Minimum [Member]	Dec. 31, 2013 Software and Software Development Costs [Member] Maximum [Member]	Dec. 31, 2013 Building and Building Improvements [Member] Minimum [Member]	Dec. 31, 2013 Building and Building Improvements [Member] Maximum [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2013 Solar Energy Systems [Member] Minimum [Member]	Dec. 31, 2013 Solar Energy Systems [Member] Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life					3 years	50 years	2 years	30 years	1 year	10 years	23 years	30 years
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash	$ 461.9	$ 495.7
Cash Equivalents:
Commercial paper	50.0	10.0
Money market funds	54.8	48.1
Time Deposits	6.8	0
Cash and Cash Equivalents, at Carrying Value	$ 573.5	$ 553.8	$ 585.8	$ 707.3